Related Party Transactions - Founder Shares (Details) - USD ($)						3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2019	May 10, 2019	Apr. 10, 2019	Mar. 31, 2019	Mar. 28, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Common Stock Issued						$ 620,800,000		$ 438,000		$ 439,000	$ 340,000
Number of founder shares outstanding	389,610								389,610	389,610	384,009
Class B common stock
Related Party Transaction [Line Items]
Number of founder shares outstanding						393,014,000
Diamond eagle acquisition
Related Party Transaction [Line Items]
Common Stock Issued				$ 25,000
Number of shares held by sponsor										5,020,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		1 year					30 days		30 days
Original issue prices	$ 10.00	$ 12.00							$ 10.00	$ 10.00
Closing price of share for threshold trading days		20 days					20 days		20 days
Closing price of share for threshold consecutive trading days		30 days					30 days		30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Diamond eagle acquisition | Harry E. Sloan
Related Party Transaction [Line Items]
Transfer of shares to initial stockholder			4,930,625
Purchase price			$ 12,250
Number of shares for forfeited		30,625
Diamond eagle acquisition | Sponsor
Related Party Transaction [Line Items]
Transfer of shares to initial stockholder	20,000									20,000
Number of shares held by sponsor	5,020,000		5,131,875
Number of shares for forfeited		31,875
Number of founder shares outstanding		10,000,000
Diamond eagle acquisition | Mr. Sloan
Related Party Transaction [Line Items]
Number of shares for forfeited		30,625
Diamond eagle acquisition | Class B common stock
Related Party Transaction [Line Items]
Number of founder shares outstanding	10,000,000						10,000,000		10,000,000	10,000,000
Diamond eagle acquisition | Class B common stock | Sponsor
Related Party Transaction [Line Items]
Number of shares issued to sponsor					10,062,500
Common Stock Issued					$ 25,000
Capital contribution by sponsor per share					$ 0.002